Basis of Presenting Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis of presenting financial statements [abstract]
Basis of Presenting Financial Statements
3.
Basis of Presenting Financial Statements
Basis of Measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the consolidated statement of financial position:

•	Certain financial assets and liabilities – measured at fair value.
Comparative information
The Company’s accounting treatment for the acquisition, as described in full within note 33 to these financial statements, is to account for a reverse acquisition along with a share-based payment. Therefore, the comparative figures for the six months ended June 30, 2023 are those of the legal subsidiary, Captivision Korea, and do not include the results of the Company.
Functional and Reporting Currency
Functional and reporting currency
Each subsidiary’s financial statements of the Company are reported in the subsidiary’s functional currency, which is the currency of the primary economic environment in which each subsidiary operates. The consolidated financial statements are presented in US dollar, which is the Company’s reporting currency, whilst the functional currency is in Korean won.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in profit or loss. They are deferred in other comprehensive income if they relate to qualifying cash flow hedges and qualifying effective portion of net investment hedges or are attributable to monetary part of the net investment in a foreign operation. Foreign exchange gains and losses that relate to borrowings are presented in the statement of profit or loss, within finance costs.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as available-for-sale financial assets are recognized in other comprehensive income.
Fair Value Hierarchy
To provide an indication about the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards. Financial instruments that are measured at fair value are categorized by the fair value hierarchy, and the defined levels are as follows:
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Company is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

3. Basis of Presenting Financial Statements
Basis of Measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the consolidated statement of financial position:

•	Certain financial assets and liabilities – measured at fair value.
Comparative information
The Company’s accounting treatment for the acquisition, as described in full within note 33 to these financial statements, is to account for a reverse acquisition along with a share-based payment. Therefore, the comparative figures for December 31, 2022 and 2021 are those of the legal subsidiary, Captivision Korea, and do not include the results of the Company.

Functional and Reporting Currency
Functional and reporting currency
Each subsidiary’s financial statements of the Company are reported in the subsidiary’s functional currency, which is the currency of the primary economic environment in which each subsidiary operates. The consolidated financial statements are presented in US dollar, which is the Company’s reporting currency, whilst the functional currency is in Korean won.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in profit or loss. They are deferred in other comprehensive income if they relate to qualifying cash flow hedges and qualifying effective portion of net investment hedges or are attributable to monetary part of the net investment in a foreign operation. Foreign exchange gains and losses that relate to borrowings are presented in the statement of profit or loss, within finance costs.
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as available-for-sale financial assets are recognized in other comprehensive income.
Fair Value Hierarchy
To provide an indication about the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards. Financial instruments that are measured at fair value are categorized by the fair value hierarchy, and the defined levels are as follows:
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Company is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.